Note 15 Calendar of the notional maturities of the hedging instruments (Details) € in Millions	Dec. 31, 2022 EUR (€)
Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 52,325
Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	50,196
Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	53,178
Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	51,040
Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	10,031
Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,790
Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,118
Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	119,442
Not later than three months [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,697
Not later than three months [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,697
Not later than three months [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,495
Not later than three months [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,430
Not later than three months [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,292
Not later than three months [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	87
Not later than three months [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	340
Not later than three months [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	12,912
Later than three months and not later than one year [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,629
Later than three months and not later than one year [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,524
Later than three months and not later than one year [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	17,900
Later than three months and not later than one year [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	17,900
Later than three months and not later than one year [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,738
Later than three months and not later than one year [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	27
Later than three months and not later than one year [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	140
Later than three months and not later than one year [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	28,434
Later than one year and not later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	31,055
Later than one year and not later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	29,031
Later than one year and not later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	27,732
Later than one year and not later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	25,777
Later than one year and not later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than one year and not later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,609
Later than one year and not later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	573
Later than one year and not later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	60,969
Later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	12,944
Later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	12,944
Later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	3,051
Later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,932
Later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,067
Later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	65
Later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 17,128